Taxation - Reconciliation Between Income Tax Expense and Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit before taxation	¥ 142,359	¥ 142,133	¥ 153,895
Notional tax on profit before tax, calculated at the PRC's statutory tax rate of 25% (Note)	35,590	35,533	38,474
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	693	668	1,414
Tax effect of deductible tax loss for which no deferred tax asset was recognized	1,416	2,019	1,267
Others	(358)	139	(280)
Taxation	34,219	35,342	35,944
PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	1,041	1,211	604
Rate differential	(1,009)	(930)	(1,835)
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	164	114	85
Rate differential	(185)	(177)	(189)
Income from investments accounted for using the equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	(3,086)	(3,160)	(3,465)
Interest and other income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	¥ (47)	¥ (75)	¥ (131)